[Sutherland Asbill & Brennan LLP letterhead]

November 8, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Ameristock Mutual Fund, Inc.

File Nos. 033-98276 and 811-09090

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund dated November 1, 2007, do not differ from those filed electronically in Post-Effective Amendment No. 16 on October 29, 2007.

If you have any questions regarding this letter, please call the undersigned at (202) 383-0590, or Eric C. Freed of our firm at (212) 389-5055.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

cc:

Howard Mah

Eric C. Freed